Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of finite lived intangible assets

	2024	2023
Domain names	$2,191,454	$2,188,489
Less accumulated amortization	(274,299)	(201,299)
	$1,917,155	$1,987,190